Statement of Cash flows (Details 3) - KRW (₩) ₩ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance at beginning		₩ 16,962,194	₩ 19,871,510	₩ 19,972,132
Proceeds from borrowings		35,315,129	870,000	130,000
Repayment of borrowings		(3,429,014)	(418,960)	(24,960)
Payment of lease liabilities		(2,055,725)	(1,663,415)	(1,617,756)
Receipt of lease deposits
Total		31,038,587	(1,212,375)	(1,512,716)
Borrowing assumed (*1)	[1]			2,900,000
Present value discount			100,915	(282,734)
New leases		414,622	364,731	612,220
Lease termination / lease modification		(1,836,600)	(2,120,588)	(1,889,447)
Interest expense		929,204	851,543	1,119,793
Interest paid		(538,378)	(851,543)	(1,047,738)
Total		4,587,972	(1,696,942)	1,412,094
Balance at ending		52,588,751	16,962,194	19,871,510
Repayment of lease deposits
Offset of loans			(42,000)
Reclassification		1,208,196
Changes in scope of consolidation		10,143,245
Foreign exchange differences		(344,894)
Conversion of Convertible Bonds to Common Stock		(8,045,803)
Other non-cash transactions		9,425,637
Gains on Valuation of FVPL		(5,559,062)
Borrowing [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		5,872,956	5,363,001	2,568,640
Proceeds from borrowings		9,742,333	870,000	130,000
Repayment of borrowings		(3,429,014)	(418,960)	(24,960)
Payment of lease liabilities
Receipt of lease deposits
Total		6,313,319	451,040	105,040
Borrowing assumed (*1)	[1]			2,900,000
Present value discount			100,915	(282,734)
New leases
Lease termination / lease modification
Interest expense		131,318		72,055
Interest paid
Total		3,797,187	58,915	2,689,321
Balance at ending		15,983,462	5,872,956	5,363,001
Repayment of lease deposits
Offset of loans			(42,000)
Reclassification
Changes in scope of consolidation		5,861,311
Foreign exchange differences		(691,248)
Conversion of Convertible Bonds to Common Stock
Other non-cash transactions		(1,504,194)
Gains on Valuation of FVPL
Convertible Notes [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Proceeds from borrowings		25,572,796
Repayment of borrowings
Payment of lease liabilities
Receipt of lease deposits
Total		26,780,992
Borrowing assumed (*1)	[1]
Present value discount
New leases
Lease termination / lease modification
Interest expense		259,508
Interest paid
Total		1,853,028
Balance at ending		28,634,020
Repayment of lease deposits
Offset of loans
Reclassification		1,208,196
Changes in scope of consolidation		3,920,244
Foreign exchange differences		348,309
Conversion of Convertible Bonds to Common Stock		(8,045,803)
Other non-cash transactions		10,929,831
Gains on Valuation of FVPL		(5,559,062)
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		11,089,238	14,508,509	17,403,492
Proceeds from borrowings
Repayment of borrowings
Payment of lease liabilities		(2,055,725)	(1,663,415)	(1,617,756)
Receipt of lease deposits
Total		(2,055,725)	(1,663,415)	(1,617,756)
Borrowing assumed (*1)	[1]
Present value discount
New leases		414,622	364,731	612,220
Lease termination / lease modification		(1,836,600)	(2,120,588)	(1,889,447)
Interest expense		538,378	851,543	1,047,738
Interest paid		(538,378)	(851,543)	(1,047,738)
Total		(1,062,243)	(1,755,857)	(1,277,227)
Balance at ending		7,971,269	11,089,238	₩ 14,508,509
Repayment of lease deposits
Offset of loans
Reclassification
Changes in scope of consolidation		361,690
Foreign exchange differences		(1,955)
Conversion of Convertible Bonds to Common Stock
Other non-cash transactions
Gains on Valuation of FVPL

[1]	Prior to 2023, the Parent Company granted a loan amounting to Korean Won 1,700,000 thousand to its subsidiary. Upon consolidation, this intercompany transaction was offset. During 2023, the obligation, along with a new loan of Korean Won 1,200,000 thousand borrowed by the subsidiary within the year, was transitioned to Cho Hyeong Seok, CEO of the Parent Company. This reallocated liability is presented as “borrowing assumed”, denoting a change in debtor, not the origination of a new loan.